Stockholders'/Members' Equity (Tables)	3 Months Ended
Mar. 31, 2026
Stockholders' Equity Note [Abstract]
Summary of capitalization and voting rights of the Company's classes of stock
The following table summarizes the capitalization and voting rights of the Company’s classes of stock as of March 31, 2026:

	Authorized	Issued & Outstanding	Votes per share	Economic Rights
Preferred Stock	20,000,000	None	N/A	N/A
Common Stock:
Class A	1,250,000,000	115,348,571	1	Yes
Class B	100,000,000	87,128,137	1	No